Stock-based Compensation (Employee and non-employee stock options outstanding) (Details)	12 Months Ended
Dec. 31, 2015 $ / shares shares
Based Arrangements With Employees And Non employees [Line Items]
Options outstanding, Number	871,484
Options Exercisable, Number	815,361
Range One [Member]
Based Arrangements With Employees And Non employees [Line Items]
Exercise price, Lower Limit | $ / shares	$ 0.01
Exercise price, Upper Limit | $ / shares	$ 10.00
Options outstanding, Number	98,618
Options Exercisable, Number	70,285
Options Outstanding, Weighted Average Remaining Contractual Term	4 years 2 months 5 days
Range Two [Member]
Based Arrangements With Employees And Non employees [Line Items]
Exercise price, Lower Limit | $ / shares	$ 10.00
Exercise price, Upper Limit | $ / shares	$ 20.00
Options outstanding, Number	84,566
Options Exercisable, Number	79,567
Options Outstanding, Weighted Average Remaining Contractual Term	4 years 10 months 17 days
Range Three [Member]
Based Arrangements With Employees And Non employees [Line Items]
Exercise price, Lower Limit | $ / shares	$ 20.00
Exercise price, Upper Limit | $ / shares	$ 30.00
Options outstanding, Number	46,000
Options Exercisable, Number	41,000
Options Outstanding, Weighted Average Remaining Contractual Term	7 years 6 months
Range Four [Member]
Based Arrangements With Employees And Non employees [Line Items]
Exercise price, Lower Limit | $ / shares	$ 30.00
Exercise price, Upper Limit | $ / shares	$ 40.00
Options outstanding, Number	518,550
Options Exercisable, Number	514,926
Options Outstanding, Weighted Average Remaining Contractual Term	7 years 2 months 12 days
Range Five [Member]
Based Arrangements With Employees And Non employees [Line Items]
Exercise price, Lower Limit | $ / shares	$ 40.00
Exercise price, Upper Limit | $ / shares	$ 50.00
Options outstanding, Number	102,500
Options Exercisable, Number	88,333
Options Outstanding, Weighted Average Remaining Contractual Term	8 years 1 month 24 days
Range Six [Member]
Based Arrangements With Employees And Non employees [Line Items]
Exercise price, Lower Limit | $ / shares	$ 50.00
Exercise price, Upper Limit | $ / shares	$ 60.00
Options outstanding, Number	21,250
Options Exercisable, Number	21,250
Options Outstanding, Weighted Average Remaining Contractual Term	1 year 1 month 2 days